Form 497
                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                    Canada Life Insurance Company of America
                     Canada Life Prestige Series VUL Advisor
                 Canada Life of America Variable Life Account 1
      Individual Flexible Premium Variable Life Insurance Policy Supplement
                         To Prospectus Dated May 1, 2002


The VIP Index 500 Portfolio offered by Fidelity Investments is not available to investors resident in California pending receipt of regulatory approval.

Supplement dated July 31, 2002. Please use this supplement with Canada Life Prestige Series VUL Advisor prospectus dated May 1, 2002. Read it carefully and keep it for future reference.

Form 497



                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                    Canada Life Insurance Company of America
                         Canada Life Prestige Series VUL
                 Canada Life of America Variable Life Account 1
      Individual Flexible Premium Variable Life Insurance Policy Supplement
                         To Prospectus Dated May 1, 2002


The VIP Index 500 Portfolio offered by Fidelity Investments is not available to investors resident in California pending receipt of regulatory approval.

Supplement dated July 31, 2002. Please use this supplement with Canada Life Prestige Series VUL prospectus dated May 1, 2002. Read it carefully and keep it for future reference.